Annual Total Returns (Bar Chart) - Core Strategy Trust (Core Strategy Trust, Series II, Core Strategy Trust)	12 Months Ended
May 01, 2011
Core Strategy Trust | Series II, Core Strategy Trust
Bar Chart Table:
2007	6.55%
2008	(26.47%)
2009	21.65%
2010	12.17%